Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian Global Government Fixed Income Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014, as supplemented March 3, 2014; Statutory Prospectus dated July 29, 2013, as supplemented March 3, 2014; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014, and March 3, 2014

Laudus Mondrian International Government Fixed Income Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014, as supplemented March 3, 2014; Statutory Prospectus dated July 29, 2013, as supplemented March 3, 2014; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014, and March 3, 2014

Laudus Mondrian International Equity Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014; Statutory Prospectus dated July 29, 2013; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014

Laudus Mondrian Emerging Markets Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014; Statutory Prospectus dated July 29, 2013; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary, Statutory and Statement of Additional Information and should be read in conjunction with each document.

The “Foreign investment risk” under the “Principal risks” section of each Summary Prospectus and in the “Fund summaries” for each fund of each Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Laudus Mondrian Global Government Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian Global Government Fixed Income Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014, as supplemented March 3, 2014; Statutory Prospectus dated July 29, 2013, as supplemented March 3, 2014; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014, and March 3, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary, Statutory and Statement of Additional Information and should be read in conjunction with each document.

The “Foreign investment risk” under the “Principal risks” section of each Summary Prospectus and in the “Fund summaries” for each fund of each Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Laudus Mondrian International Government Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Government Fixed Income Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014, as supplemented March 3, 2014; Statutory Prospectus dated July 29, 2013, as supplemented March 3, 2014; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014, and March 3, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary, Statutory and Statement of Additional Information and should be read in conjunction with each document.

The “Foreign investment risk” under the “Principal risks” section of each Summary Prospectus and in the “Fund summaries” for each fund of each Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Laudus Mondrian International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014; Statutory Prospectus dated July 29, 2013; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary, Statutory and Statement of Additional Information and should be read in conjunction with each document.

The “Foreign investment risk” under the “Principal risks” section of each Summary Prospectus and in the “Fund summaries” for each fund of each Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Laudus Mondrian Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian Emerging Markets Fund

Supplement dated May 5, 2014, to the Summary Prospectus dated February 28, 2014; Statutory Prospectus dated July 29, 2013; and Statement of Additional Information dated July 29, 2013, as supplemented February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary, Statutory and Statement of Additional Information and should be read in conjunction with each document.

The “Foreign investment risk” under the “Principal risks” section of each Summary Prospectus and in the “Fund summaries” for each fund of each Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.